Events After the Reporting Date - Additional Information (Detail) (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercised		6,500	1,755,141
Events After Reporting Period [member]
Disclosure of non-adjusting events after reporting period [line items]
Warrant exercised	619,606
Proceeds from warrant exercised	$ 1,982,739